Leases (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current right of use leases at beginning	R$ 2,057,687
Non current right of use leases at beginning	8,705,297	R$ 6,267,184
Current right of use leases at beginning	10,734,544	7,567,940
Additions	3,068,413	2,504,968
Write offs	2,086
Contractual amendment	(308,905)	750,678
Payments	(2,818,907)	(1,449,285)
Clearing with deposits	(23,707)	(37,565)
Interest incurred	1,316,619	880,626
Interest paid	(58,357)
Exchange rate change	(720,497)	517,182
Total right of use leases at ending	11,191,289	10,734,544
Lease liability end	1,948,258	2,057,687
Leases liability end	9,258,701	8,705,297
Current right of use leases at beginning	2,029,247	1,300,756
Lease liability end	R$ 1,932,588	2,029,247
Agreements In Local Currency With Purchase Option [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	17.47%
Current right of use leases at beginning	R$ (0)
Non current right of use leases at beginning
Current right of use leases at beginning
Additions	10,308
Write offs
Contractual amendment
Payments	(1,959)
Clearing with deposits
Interest incurred	505
Interest paid	(505)
Exchange rate change
Total right of use leases at ending	8,349
Lease liability end	5,036	(0)
Leases liability end	R$ 3,313
Agreements In Local Currency Without Purchase Option [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	10.52%	11.56%
Current right of use leases at beginning	R$ 29,456	R$ 32,530
Non current right of use leases at beginning	8,552	14,985
Current right of use leases at beginning	38,008	47,515
Additions	171,084	1,218
Write offs	(242)
Contractual amendment	54,720	1,512
Payments	(38,257)	(17,596)
Clearing with deposits		(0)
Interest incurred	33,248	5,359
Interest paid
Exchange rate change		(0)
Total right of use leases at ending	258,561	38,008
Lease liability end	37,219	29,456
Leases liability end	R$ 221,342	8,552
Agreements In Foreign Currency With Purchase Option [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	7.24%
Current right of use leases at beginning
Non current right of use leases at beginning
Current right of use leases at beginning
Additions	1,552,433
Write offs
Contractual amendment
Payments	(178,415)
Clearing with deposits
Interest incurred	64,821
Interest paid	(57,852)
Exchange rate change	10,095
Total right of use leases at ending	1,391,082
Lease liability end	133,884
Leases liability end	R$ 1,257,198
Agreements In Foreign Currency With Out Purchase Option [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	11.75%	10.00%
Current right of use leases at beginning	R$ 1,999,791	R$ 1,268,226
Non current right of use leases at beginning	8,696,745	6,252,199
Current right of use leases at beginning	10,696,536	7,520,425
Additions	1,334,588	2,503,750
Write offs	2,328
Contractual amendment	(363,625)	749,166
Payments	(2,600,276)	(1,431,689)
Clearing with deposits	(23,707)	(37,565)
Interest incurred	1,218,045	875,267
Interest paid
Exchange rate change	(730,592)	517,182
Total right of use leases at ending	9,533,297	10,696,536
Lease liability end	1,756,449	1,999,791
Leases liability end	R$ 7,776,848	R$ 8,696,745